Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Income before income taxes	€ 428,702,000	€ 413,943,000
income tax expense (benefit)
Total tax expense (income)	€ 100,944,000	€ 84,234,000